As filed with the Securities and Exchange Commission on September 6, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

5502 N. Nebraska Avenue, Tampa, Florida, 33604
(Address of principal executive offices) (Zip code)

Mitchell York
Wertz York Capital Management Group LLC
5502 N. Nebraska Avenue, Tampa, Florida, 33604
(Name and address of agent for service)

813-238-4800
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2012

Date of reporting period:  6/30/2012

Item 1. Reports to Stockholders.

Annual Report

June 30, 2012

Fund Adviser:
Wertz York Capital Management Group, LLC
5502 North Nebraska Avenue
Tampa, FL 33604
Toll Free: 866-319-3655

Must be preceded or accompanied by a prospectus.  Please read it carefully before investing.

THE CORE FUND
FUND PROFILE
JUNE 30, 2012 (Unaudited)

Asset Allocation
(% of Net Assets)

U.S. Government & Agency Obligations	91.11%
Municipal Bonds	4.16%
Purchased Options	0.01%
Short Term Investments	9.60%
Liabilities in Excess of Other Assets	(4.88	) %
Total Net Assets	100.00%

THE CORE FUND
EXPENSE EXAMPLE
JUNE 30, 2012 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees; and indirect ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period of January 1, 2012 through June 30, 2012.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
			During Period*
	Beginning	Ending	January 1, 2012
	Account Value	Account Value	Through
	January 1, 2012	June 30, 2012	June 30, 2012

Actual - Class I	$1,000.00	$999.80	$3.48
Hypothetical
(5% return before expenses)	1,000.00	1,021.38	3.52

Actual - Class Y	$1,000.00	$1,000.80	$2.74
Hypothetical
(5% return before expenses)	1,000.00	1,022.13	2.77

* Expenses are equal to the Fund’s annualized expense ratio of 0.70% for Class I and 0.55% for Class Y,  which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half year period).  The Fund’s ending account value on the first line in the table is based on its actual total return of (0.02%) for Class I and 0.08% for Class Y for the six-month period of January 1, 2012 to June 30, 2012.

THE CORE FUND
SCHEDULES OF INVESTMENTS
JUNE 30, 2012 (Unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS - 4.16%
Pennsylvania - 4.16%
Pennsylvania State Higher Education Assistance Agency
0.694%, 5/1/2046 (a)(b)(c)	$3,925,000	$3,925,000
Pennsylvania State Higher Education Assistance Agency
0.927%, 6/1/2047 (a)(b)(c)	3,700,000	3,700,000
TOTAL MUNICIPAL BONDS (Cost $7,625,000)		7,625,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 91.11%
FHLB - 18.51%
0.350%, 02/22/2017	5,500,000	5,500,352
0.482%, 01/17/2017 (a)	3,000,000	3,024,789
0.787%, 06/11/2015 (a)	2,000,000	2,026,522
5.250%, 12/11/2020 (b)	10,000,000	12,936,000
5.750%, 06/12/2026 (b)	7,000,000	9,687,300
4.805%, 08/20/2015	205,665	215,514
5.250%, 09/15/2017	474,775	515,058
		33,905,535
FHLMC - 16.10%
0.50%, 02/24/2015	1,000,000	998,219
0.92%, 12/12/2014	2,000,000	2,003,438
5.68%, 02/03/2027 (b)	2,000,000	2,416,000
Pool E01489, 4.50%, 11/01/2018	592,018	626,245
Pool 1B1691, 4.623%, 05/01/2034 (a)	604,998	647,561
Pool 781955, 4.82%, 05/01/2034 (a)	252,796	267,230
Pool G12402, 5.00%, 11/01/2021	651,474	700,005
Pool C90779, 5.00%, 01/01/2024	321,502	351,631
Pool G30284, 5.00%, 02/01/2026	437,282	475,527
Pool N3-1477, 5.00%, 01/01/2038	765,267	817,014
Pool G12785, 5.50%, 08/01/2017	230,741	250,306
Pool G11759, 5.50%, 12/01/2018	318,329	345,321
Pool G13161, 5.50%, 05/01/2023	298,878	326,182
Pool 847661, 5.762%, 12/01/2036 (a)	356,990	388,308
Pool 1G2084, 5.786%, 08/01/2037 (a)	408,814	443,023
Pool 1N1628, 5.82%, 06/01/2037 (a)	497,765	539,048
Pool C91000, 6.00%, 11/01/2026	792,401	870,377
Pool D97199, 6.00%, 02/01/2027	810,394	890,141
Pool G30360, 6.00%, 10/01/2027	654,316	718,295
Series 3726, 2.00%, 08/15/2020 (b)	3,079,788	3,159,863
Series 3726, 2.75%, 04/15/2025	1,917,782	1,984,865
Series 3780, 3.75%, 04/15/2024	1,961,758	2,021,099
Series 3659, 4.00%, 04/15/2025	265,544	280,962
Series 2776, 4.00%, 01/15/2034	392,159	416,666
Series 3070, 4.50%, 10/15/2018	62,147	62,513
Series 2863, 4.50%, 09/15/2019	465,021	473,704
Series 2827, 4.50%, 01/15/2023	656,859	689,077
Series 3697, 4.50%, 09/15/2031	293,389	305,757
Series 3499, 4.50%, 08/15/2036	882,551	934,103
Series 2542, 5.00%, 12/15/2017	455,756	489,349
Series 2941, 5.00%, 05/15/2033	1,000,000	1,035,562
Series 3414, 5.00%, 12/15/2036	505,803	527,328
Series 3635, 5.00%, 02/15/2038	2,403,775	2,494,060
Series 3349, 6.00%, 09/15/2036	478,764	535,413
		29,484,192

The accompanying notes are an integral part of these financial statements.

	Principal	Fair
	Amount	Value
FNMA - 47.04%
0.37%, 10/27/2014 (a)(b)	20,000,000	$20,080,000
0.46%, 11/21/2014 (a)	10,000,000	10,041,370
0.50%, 10/24/2014	2,500,000	2,501,402
1.00%, 09/14/2015	3,000,000	3,003,765
3.00%, 06/27/2019	1,500,000	1,547,952
3.50%, 06/01/2020	937,920	992,073
5.45%, 10/18/2021 (b)	7,250,000	8,750,750
6.00%, 04/18/2036 (b)	8,150,000	9,824,825
Pool 802854, 4.24%, 12/01/2034 (a)	370,839	393,472
Pool 851297, 4.31%, 09/01/2035 (a)	334,404	350,134
Pool 826046, 4.32%, 07/01/2035 (a)	518,972	552,380
Pool 254720, 4.50%, 05/01/2018	524,395	564,824
Pool 725647, 4.50%, 07/01/2019	491,518	529,105
Pool 255547, 4.50%, 01/01/2020	484,114	521,135
Pool 745392, 4.50%, 12/01/2020	514,306	553,635
Pool 735529, 4.73%, 08/01/2034 (a)	422,697	450,421
Pool 254510, 5.00%, 11/01/2017	358,250	387,946
Pool 254631, 5.00%, 02/01/2018	183,781	199,015
Pool 555545, 5.00%, 06/01/2018	252,984	273,954
Pool 357413, 5.00%, 07/01/2018	510,001	552,276
Pool 254985, 5.00%, 11/01/2023	352,776	387,959
Pool 257163, 5.00%, 04/01/2028	475,799	519,385
Pool 843024, 5.141%, 09/01/2035 (a)	353,162	374,044
Pool 254192, 5.50%, 02/01/2022	328,767	358,871
Pool 255182, 5.50%, 04/01/2024	368,574	406,240
Pool 257164, 5.50%, 04/01/2028	567,059	620,046
Pool 257239, 5.50%, 06/01/2028	607,442	663,824
Pool AA3303, 5.50%, 06/01/2038	647,807	708,157
Pool 889634, 6.00%, 02/01/2023	571,681	628,631
Pool 256752, 6.00%, 06/01/2027	776,439	854,907
Pool 256962, 6.00%, 11/01/2027	723,936	797,098
Pool 256651, 6.00%, 03/01/2037	267,421	292,608
Pool 941676, 6.00%, 05/01/2037	377,402	412,948
Pool 256890, 6.00%, 09/01/2037	260,010	284,499
Pool 256946, 6.50%, 10/01/2027	557,311	627,653
Series 2010-116, 2.00%, 08/25/2020	1,679,483	1,721,354
Series 2011-33, 3.00%, 02/25/2038	1,685,095	1,723,553
Series 2010-149, 3.50%, 11/25/2040 (b)	1,928,686	2,058,872
Series 2010-57, 3.75%, 06/25/2025	716,382	752,512
Series 2010-79, 4.00%, 09/25/2024	864,234	894,314
Series 2010-19, 4.00%, 02/25/2039	1,912,043	1,998,962
Series 2010-15, 4.00%, 03/25/2039	848,308	903,814
Series 2003-80, 4.50%, 08/25/2018	893,210	949,098
Series 2003-74, 4.50%, 08/25/2018	1,813,635	1,932,590
Series 2008-51, 4.50%, 11/25/2022	491,061	510,559
Series 2003-119, 4.50%, 04/25/2033	261,896	277,630
Series 2004-28, 4.50%, 01/25/2034	599,993	656,383
Series 2009-3, 5.00%, 01/25/2049	455,808	490,546
Series 2007-B2, 5.50%, 12/25/2020	34,530	35,498
Series 2007-42, 5.50%, 01/25/2036	551,262	581,115
Series 2006-126, 5.50%, 04/25/2036	138,339	147,570
Series 2001-64, 6.00%, 11/25/2016	488,003	520,943
		86,162,617

The accompanying notes are an integral part of these financial statements.

	Principal	Fair
	Amount	Value
GNMA - 9.46%
Pool 004796M, 4.50%, 09/20/2040	756,217	$801,113
Pool 80965, 4.625%, 07/20/2034 (a)	290,928	301,165
Pool 82212, 5.00%, 11/20/2038 (a)	623,086	654,411
Pool 004362M, 5.00%, 02/20/2039	383,196	406,650
Pool 004513M, 5.00%, 08/20/2039	303,949	322,553
Pool 004554M, 5.00%, 10/20/2039	185,890	197,268
Pool 80701, 5.375%, 06/20/2033 (a)	121,163	125,957
Pool 80825, 5.50%, 02/20/2034 (a)	119,378	124,181
Pool 686743, 5.50%, 05/20/2038	955,628	1,061,638
Series 2010-112, 2.00%, 03/16/2035	1,730,212	1,759,952
Series 2010-50, 2.50%, 12/20/2038	2,598,729	2,679,858
Series 2010-113, 2.50%, 02/16/2040	1,010,966	1,046,434
Series 2011-75, 3.50%, 05/16/2041	936,998	998,736
Series 2008-6, 4.25%, 09/20/2037	840,760	893,346
Series 2010-14, 4.50%, 02/16/2040	888,446	971,031
Series 2010-61, 5.00%, 05/20/2021	2,123,236	2,380,644
Series 2009-13, 5.00%, 02/16/2032	1,051,630	1,067,874
Series 2003-97, 5.00%, 05/20/2033	1,373,544	1,523,708
		17,316,519
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $159,315,349)		166,868,863

	Contracts
	(100 shares	Fair
	per contract)	Value
PURCHASED OPTIONS - 0.01%
Call Options - 0.01%
U.S. Treasury 10-Year Note, Futures Contract
Expiration: August 2012, Exercise Price: $134.00	25	10,938
TOTAL PURCHASED OPTIONS (Cost $15,688)		10,938

		Fair
	Shares	Value
SHORT TERM INVESTMENTS - 9.60%
Money Market Funds - 9.60%
Fidelity Institutional Prime Money Market Portfolio, 0.17% (d)	7,447,651	7,447,651
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.05% (d)	5,888,465	5,888,465
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.18% (d)	4,251,267	4,251,267
TOTAL MONEY MARKET FUNDS (Cost $17,587,383)		17,587,383

Total Investments (Cost $184,543,420) - 104.88%		192,092,184
Liabilities in Excess of Other Assets - 4.88%		(8,933,113)
TOTAL NET ASSETS - 100.00%		$183,159,071

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of June 30, 2012.
(b)	Securities for which market quotations are not readily available are valued at fair value determined by the Adviser and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at June 30, 2012 is $76,538,610 which represents 41.79% of total net assets.
(c)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of June 30, 2012 the value of these investments was $7,625,000 or 4.16% of total net assets.
(d)	The rate listed is the Fund's 7-day yield as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
SCHEDULE OF SHORT FUTURES CONTRACTS
JUNE 30, 2012 (Unaudited)

Number of Contracts		Unrealized Appreciation

275	U.S. Treasury 10-Year Note Futures Contract
	Expiring September 2012 (Underlying Face Amount at Fair Value $36,678,125)	$175,875

As of June 30, 2012, margin deposits of $378,112 have been pledged in connection with open short futures contracts, a portion of which represents the required initial margin deposit on open short futures contracts.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2012 (Unaudited)

Assets:
Investments, at fair value (cost: $184,543,420)	$192,092,184
Receivables:
Securities sold	2,976
Capital shares purchased	246,827
Interest	565,228
Other receivables	57,038
Variation Margin	150,392
Deposit at broker	378,112
Prepaid expenses	16,522
Total Assets	193,509,279

Liabilities:
Capital shares redeemed	9,979,735
Distributions payable	251,425
Advisory fees	65,011
Trustee fees	4,782
Accrued expenses	49,255
Total Liabilities	10,350,208

Net Assets	$183,159,071

Net Assets consist of:
Paid-in capital	195,350,686
Accumulated undistributed net investment loss	(103,277)
Net accumulated realized loss on investments	(19,812,977)
Net unrealized appreciation (depreciation) on:
Investments	7,548,764
Futures contracts	175,875
Net Assets	$183,159,071

Class I
Net Assets	$250,700
Shares outstanding (Unlimited number of shares of beneficial interest authorized)	26,832
Net Asset Value, offering and redemption price per share ($250,700 / 26,832 shares)	$9.34

Class Y
Net Assets	$182,908,371
Shares outstanding (Unlimited number of shares of beneficial interest authorized)	19,559,033
Net Asset Value, offering and redemption price per share ($182,908,371 / 19,559,033 shares)	$9.35

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2012 (Unaudited)

Investment Income:
Interest	$2,022,013
Total Investment Income:	2,022,013

Expenses:
Investment advisory fees (See Note 5)	1,022,186
Service fees (See Note 5)
Class I	696
Class Y	254,815
Legal expenses	38,984
Compliance officer compensation fees	19,567
Insurance expenses	12,097
Audit expenses	8,601
Trustee expenses	7,480
Custody expenses	6,981
Interest expense	972
Other expenses	19,092
Total Expenses:	1,391,471

Expenses waived and reimbursed (See Note 5)
Class I	(1,699)
Class Y	(825,686)
Total Waivers:	(827,385)
Total Net Expenses:	564,086

Net investment income	1,457,927

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments	(84,921)
Purchased options	(469,438)
Written options contracts	(4,594)
Futures contracts	(1,929,203)

Net change in unrealized appreciation (depreciation) on transactions from:
Investments	824,857
Purchased options	(4,750)
Futures contracts	430,734
Net realized and unrealized gain(loss) on investments	(1,237,315)

Net increase in net assets resulting from operations	$220,612

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,457,927	$3,372,436
Net realized gain (loss) on investments	(2,488,156)	(5,808,589)
Net change in unrealized appreciation on investments	1,250,841	2,485,967
Net increase in net assets resulting from operations	220,612	49,814

Distributions to shareholders from:
Net investment income - Class I	(3,969)	(79,858)
Net investment income - Class Y	(1,694,690)	(3,508,325)
Total distributions	(1,698,659)	(3,588,183)

Capital Share Transactions:
Shares sold:
Class I	--	--
Class Y	16,793,054	39,328,364
Shares reinvested:
Class I	1,829	79,542
Class Y	1,675,162	3,494,313
Shares redeemed:
Class I	(5,116,087)	(250,902)
Class Y	(38,269,313)	(56,092,362)
Decrease in net assets from capital share transactions	(24,915,355)	(13,441,045)

Total decrease in net assets	(26,393,402)	(16,979,414)

Net Assets:
Beginning of period	209,552,473	226,531,887
End of period	$183,159,071	$209,552,473

Accumulated net investment income (loss)	$(103,277)	$137,455

Share Transactions:
Shares sold:
Class I	--	--
Class Y	1,787,350	4,157,532
Shares reinvested:
Class I	195	8,368
Class Y	178,341	367,385
Shares redeemed:
Class I	(543,686)	(26,544)
Class Y	(4,086,119)	(5,924,981)
Net increase (decrease) from share transactions	(2,663,919)	(1,418,240)

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF CASH FLOWS
FOR THE PERIOD ENDED JUNE 30, 2012 (Unaudited)

Increase (decrease) in cash--

Cash flows from operating activities:
Net increase in net assets from operations	$220,612
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash from operating activities:
Purchases of investment securities	(37,099,894)
Proceeds from disposition of investment securities	43,471,446
Sale of short term investment securities, net	9,956,884
Accretion of discount/amortization of premium, net	401,084
Decrease in deposits with brokers for futures	(112)
Increase in receivable for securities sold	27,297
Decrease in interest receivable	124,637
Decrease in other receivables	-
Decrease in prepaid expenses	(12,198)
Decrease in receivable for variation margin	(205,205)
Decrease in accrued advisory fees	(11,318)
Increase in accrued expenses	(540)
Unrealized appreciation on investment securities and options	(820,107)
Net realized loss on investment securities	84,921
Net realized loss on options	469,438
Net cash provided by operating activities	16,606,945

Cash flows used in financing activities:
Proceeds from shares sold	16,801,809
Payment on shares redeemed	(33,405,666)
Distributions paid in cash	(16,570)
Net cash used in financing activities	(16,620,427)
Net increase in cash	(13,482)

Cash:
Beginning balance	13,482
Ending balance	$-

Supplemental information:
Cash paid for interest expense	$6,426
Noncash financing activity - reinvestment of dividend distributions	$1,676,991

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	For the
CLASS I	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2012		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007

Net Asset Value,
Beginning of period	$9.41		$9.57	$9.67	$9.69	$9.83	$9.83

Investment Operations:
Net investment income	0.05	(a)	0.13	0.19	0.25	0.44	0.48
Net realized and unrealized gain/(loss)
on investments	(0.05)		(0.15)	(0.09)	0.04 (b)	(0.13)	0.00
Total from investment operations	0.00		(0.02)	0.10	0.29	0.31	0.48

Distributions from:
Net investment income	(0.07)		(0.14)	(0.20)	(0.31)	(0.45)	(0.48)
Total distributions	(0.07)		(0.14)	(0.20)	(0.31)	(0.45)	(0.48)

Net Asset Value, End of period	$9.34		$9.41	$9.57	$9.67	$9.69	$9.83

Total Return	-0.02	%(c)	-0.26%	1.08%	3.07%	3.24%	5.00%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$251		$5,369	$5,630	$5,819	$29,205	$46,339
Ratio of expenses to average net assets:
Before fee waiver (Including interest expense)	1.29	%(d)	1.31%	1.09%	1.19%	1.89%	1.51%
Before fee waiver (Excluding interest expense)	1.29	%(d)	1.31%	1.04%	1.09%	1.06%	1.03%
After fee waiver (Including interest expense)	0.71	%(d)	0.80%	0.78%	0.79%	1.49%	1.05%
After fee waiver (Excluding interest expense)	0.71	%(d)	0.80%	0.73%	0.69%	0.66%	0.57%
Ratio of net investment income to average net assets:
Before fee waiver	0.56	%(d)	0.82%	1.69%	2.74%	4.19%	4.31%
After fee waiver	1.14	%(d)	1.33%	2.00%	3.14%	4.59%	4.78%
Portfolio turnover rate	21	%(c)	78%	82%	71%	62%	183%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions in the period.

(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	For the
CLASS Y	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2012		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007	(b)

Net Asset Value, Beginning of Period	$9.42		$9.57	$9.67	$9.70	$9.84	$9.82

Investment Operations:
Net investment income	0.07	(a)	0.15	0.21	0.33	0.48	0.33
Net realized and unrealized gain/(loss) on investments	(0.06)		(0.14)	(0.09)	(0.02)	(0.14)	0.03
Total from investment operations	0.01		0.01	0.12	0.31	0.34	0.36

Distributions from:
Net investment income	(0.08)		(0.16)	(0.22)	(0.34)	(0.48)	(0.34)
Total distributions	(0.08)		(0.16)	(0.22)	(0.34)	(0.48)	(0.34)

Net Asset Value, End of Period	$9.35		$9.42	$9.57	$9.67	$9.70	$9.84

Total Return	0.08	%(c)	0.05%	1.30%	3.22%	3.49%	3.72	% (c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$182,908		$204,184	$220,902	$176,401	$160,160	$68,164
Ratio of expenses to average net assets:
Before fee waiver (Including interest expense)	1.36	%(d)	1.31%	1.09%	1.19%	1.89%	2.25	% (d)
Before fee waiver (Excluding interest expense)	1.36	%(d)	1.31%	1.04%	1.09%	1.06%	1.03	% (d)
After fee waiver (Including interest expense)	0.55	%(d)	0.60%	0.56%	0.54%	1.24%	1.60	% (d)
After fee waiver (Excluding interest expense)	0.55	%(d)	0.60%	0.51%	0.44%	0.41%	0.38	% (d)
Ratio of net investment income to average net assets:
Before fee waiver	0.61	%(d)	0.82%	1.65%	2.74%	4.19%	4.48	% (d)
After fee waiver	1.42	%(d)	1.53%	2.18%	3.39%	4.84%	5.13	% (d)
Portfolio turnover rate	21	%(c)	78%	82%	71%	62%	183	% (c)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	For the period of May 1, 2007 (commencement of operations) to December 31, 2007.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Core Fund
Notes to Financial Statements
June 30, 2012 (Unaudited)

NOTE 1. ORGANIZATION

The Core Fund (the “Fund”), a diversified series of WY Funds (the “Trust”), is a registered open-end investment company, established under the laws of Ohio by an Agreement and Declaration of Trust dated October 20, 2004 (the “Trust Agreement”). On January 3, 2005, the Trust and the Board of Trustees of the AmeriPrime Advisors Trust (“AmeriPrime”), respectively, approved the reorganization of the Fund, a series of AmeriPrime, into a newly created series of the Trust with the same fund name. The tax-free reorganization was effective February 7, 2005.

The Fund currently offers two share classes; Class I and Class Y. Class I shares were first offered to the public when the Fund commenced operations on January 9, 2002. On May 1, 2007, the Fund commenced operations of Class Y shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the Fund as declared by the Trustees. Expenses attributable to any class are borne by that class, and thus the net asset values per share of the classes may differ. On matters affecting only one class, only shareholders of that class may vote. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The Fund is the only series of the Trust currently authorized by the Trustees. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund’s adviser is Wertz York Capital Management Group, L.L.C. (the “Adviser”). The Fund’s investment objective is to achieve a high level of income over the long term consistent with the preservation of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income and Expenses - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. The investment income and expenses of the Fund (other than class specific expense waivers for shareholder service fees) and realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. Distributions are recorded on the ex-date. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. As of December 31, 2011, the Fund’s most recent fiscal year, the Fund recorded a permanent book to tax difference of $252,072 from accumulated undistributed net investment income to accumulated net realized loss.

Use of Estimates - Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees – The Fund charges a 1.00% redemption fee on Class Y shareholders who redeem shares held for 120 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

Options Transactions - The Fund utilizes options in an attempt to manage market or business risk or enhance returns. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the option written. When an option written expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option. With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the fair value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. See additional detail regarding the Fund’s transactions in options in Note 4.

Futures Contracts and Options on Futures Contracts - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund uses futures contracts and options on such futures contracts, to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets. See additional detail regarding the Fund’s transactions in futures contracts in Note 4.

Reverse Repurchase Agreements – Reverse repurchase agreements involve a sale of a security by the Fund to a bank or securities dealer and the Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date. The securities sold are carried as assets in the financial statements and are measured at fair value. The proceeds of the sale are reported as liabilities and are carried at amortized cost. Interest incurred on reverse repurchase agreements is recognized as interest expense over the life of each agreement. These transactions involve a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Reverse repurchase transactions are leveraging transactions that may increase the volatility of the Fund’s investment portfolio. Regulatory interpretations of the limitations on indebtedness applied by the 1940 Act require the Fund to segregate cash or certain liquid securities when entering into leveraging transactions.

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on returns filed for open tax years ended December 31, 2009 through 2011, or to be taken on the Fund’s 2012 tax return.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

Recent Accounting Pronouncement – In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective applications for all comparative periods presented. The Fund is currently evaluating the impact ASU 2011-11 will have on the financial statements disclosures.

NOTE 3. SECURITIES VALUATION

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows.

U.S. Government Securities - U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using prices furnished by a pricing service. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. U.S. government and agency securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities. In cases where the Adviser has decided that the price provided by the pricing service does not accurately reflect fair value, the Adviser will value U.S. government and agency obligations based on a methodology which incorporates the security’s yield based on its stated call date, estimated weighted average life of the security, and the yields of newly issued securities with similar terms and maturity dates relative to the security’s call provisions. The significant unobservable inputs used in the fair value measurement of Agency issued debt are yield spreads of Agency issued debt to U.S. government securities (in the absence of trading volume in such Agency issued securities). The fair value measure applies a yield-to-maturity or yield-to-call to Agency issued debt at a spread to comparable maturing Treasuries. A significant increase (decrease) in the yield spread of Agency issued debt over Treasury issued debt would result in a decrease (increase) in the fair value measure. Securities priced using these methodologies have generally been categorized as Level 3.

Asset Backed Securities - The fair value of asset backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield, and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The Adviser also considers additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances in developing its estimate of fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Municipal Bonds - The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities. A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. In addition, the Adviser considers additional inputs such as calls of bond principal by the issuer in developing its estimate of fair value. The significant unobservable inputs used in the fair value measurement of the municipal bonds are changes in expected liquidity (market liquidity or a reorganization of the municipal debt’s trust agreement that would retire the debt) and expectations of changes in the municipal securities’ credit enhancements (the investment trust’s excess reserves, collateralization and surety bond). A change in the expectations that liquidity will increase (decrease) could result in a significantly higher (lower) fair value measurement. Improvements (declines) in the debt’s credit enhancements could result in significantly higher (lower) fair value measurements. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Open-End Mutual Funds - Investments in open-end mutual funds, including money market funds, are generally valued at their net asset value per share provided by the service agent of the Fund and would be categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Derivative Instruments - Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The Fund’s securities are generally valued utilizing an independent pricing service. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board.

Regardless of the method employed to value a particular security, all valuations are subject to review by the Fund’s Board of Trustees or its designee. In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on a (i) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (ii) yield to maturity with respect to debt issues, or a combination of these and other methods. To the extent that valuation of these securities is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. Fair value pricing models are reviewed monthly. The outcomes of the pricing models are compared to significant observable market activity, if any exists, and to market valuations of any similar newly issued securities. Market resources are continually monitored to evaluate unobservable inputs such as general market commentary from financial institutions, commentary and reports from credit rating agencies and the financial reporting from municipal bond issuers.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table is a summary of the inputs used to value the Fund’s assets and liabilities measured at fair value as of June 30, 2012:

Assets
	Level 1	Level 2	Level 3	Total
Fixed Income

U.S. Government &
Agency Obligations	$-	$97,955,253	$68,913,610	$166,868,863

Municipal Bonds	-	-	7,625,000	7,625,000

Total Fixed Income	-	97,955,253	76,538,610	174,493,863

Purchased Put Options	10,938	-	-	10,938

Short-Term Investments	17,587,383	-	-	17,587,383

Total	$17,598,321	$97,955,253	$76,538,610	$192,092,184

Other Financial Instruments*
Short Futures Contracts	$175,875	$-	$-	$175,875

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

There were no transfers into or out of Level 1 during the period.

Level 2 Reconciliation Disclosure
The following amounts were transfers in/(out) of Level 2 assets:

U.S. Government & Agency Obligations

Transfers into Level 2	$-
Transfers out of Level 2	(27,714,735)
Net transfers in and/or (out) of Level 2	$(27,714,735)

Transfers were made into Level 3 from Level 2 because securities which were priced by an independent third party service provider using observable inputs are currently being manually priced utilizing the Adviser’s model.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Municipal Bonds	U.S. Government & Agency Obligations	Total Investments in Securities
Balance as of December 31, 2011	$7,700,000	$40,498,500	$48,198,500
Accretion/(Amortization)	-	(143,817)	(143,817)
Change in unrealized appreciation (depreciation)	-	844,192	844,192
(Sales)	(75,000)	-	(75,000)
Transfers into Level 3	-	27,714,735	27,714,735
Balance as of June 30, 2012	$7,625,000	$68,913,610	$76,538,610
Change in unrealized appreciation (depreciation) during the period of Level 3 investments held at June 30, 2012.			$1,240,429

Transfers between levels are recognized as of the end of the reporting period.

Significant Unobservable Inputs
Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of June 30, 2012, are as follows:

Description	Fair Value at 6/30/12	Valuation Techniques	Unobservable Input	Range (Weighted Avg.)

U.S. Government &Agency Obligations	$68,913,610	Yield spreads	Yield Spreads	0.10% - 1.30% (0.70%)
Municipal Bonds	$7,625,000	Discounted Cash flow
		Issuer calling back principal	Expected liquidity*	1-8 years (5 years)
		Liquidity discount	Credit enhancements **	0.0% - 8.0% (6.0%)

 * Expected time until: (i) market liquidity is restored; (ii) the trust is reorganized and the debt is retired; (iii) the debt is called back in full by the issuer.
** Credit enhancements as a percentage of issued debt which includes reserve accounts, overcollateralization and a surety bond.

NOTE 4. DERIVATIVES

The Adviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as futures), and options on futures contracts to hedge the portfolio from interest rate risk. The Adviser uses instruments to extend the Fund’s duration when interest rates are expected to decline or reduce the Fund’s duration when interest rates are expected to rise. The main purpose of utilizing these derivative instruments is to reduce the volatility of the Fund’s NAV.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information:

The average daily market value of purchased and written options during the period ended June 30, 2012 were $32,864 and 4,305, respectively. The average monthly notional amount of short futures contracts during the period ended June 30, 2012 was $43,293,087.

Transactions in written options contracts and the respective premium amounts for the period ended June 30, 2012, are as follows:

	Number of	Premiums
	Contracts	Received
Outstanding at December 31, 2011	-	$-
Options written	675	201,047
Options closed	(625)	(192,578)
Options expired	(50)	(8,469)
Options exercised	-	-
Outstanding at June 30, 2012	-	$-

The locations on the statement of Assets and Liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Values of Derivative Instruments as of June 30, 2012 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Interest Rate Contracts - Options	Investments, at fair value	$10,938	N/A	$-
	Net Assets –
	unrealized
	appreciation on
Interest Rate Contracts - Futures*	futures contracts	175,875	N/A	-
Total		$186,813		$-

*Includes cumulative depreciation of futures contracts as reported in Schedule of Short Futures Contracts. The current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2012:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Total
Interest Rate Contracts	($469,438)	($4,594)	($1,929,203)	($2,403,235)
Total	($469,438)	($4,594)	($1,929,203)	($2,403,235)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Futures Contracts	Total
Interest Rate Contracts	($4,750)	$430,734	$425,984
Total	($4,750)	$430,734	$425,984

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person Trustees, and extraordinary expenses including litigation to which the Fund may be a party. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Adviser a fee at the annual rate of 1.00% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser. The Adviser has contractually agreed to waive fees and/or reimburse expenses to limit Fund expenses for the period May 1, 2011 through April 30, 2013 as follows: (a) to waive management fees for that period in the amount of 0.61% of the average daily net assets of Class I, provided the Fund pays all of the operating expenses it incurs in connection with Class I, except for (i) distribution expenses and (ii) fees (but not out-of-pocket expenses) payable for accounting, administration and transfer agent services; and (b) to waive management fees for that period in the amount of 0.61% of the average daily net assets of Class Y and waive shareholder service fees for that period in the amount of 0.20% of the average daily net assets of Class Y, provided the Fund pays all of the operating expenses it incurs in connection with Class Y, except for (i) distribution expenses and (ii) fees (but not out-of-pocket expenses) payable for accounting, administration and transfer agent services; provided, however, that the Fund shall never pay more operating expenses under this agreement for the period for either Class than it would pay if this agreement were not in effect.

The Fund adopted a shareholder services plan for each share class (collectively, the “Plans”) under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, each share class pays the Adviser a monthly fee at an annual rate of 0.25% of its average daily net assets. The Plans are compensation plans, which mean that payments are made to the Adviser regardless of its shareholder servicing expenses actually incurred. Therefore, payments under a Plan may exceed shareholder service expenses incurred pursuant to the Plan, and the Adviser is permitted to retain the excess. For the period January 1, 2012 through June 30, 2012, the service fees incurred were $696 and $254,815 for Classes I and Y, respectively. For the period January 1, 2012 through June 30, 2012, the Adviser waived service fees totaling $203,852 for Class Y shares. At June 30, 2012, the service fees payable were $8,376.

The Fund is not obligated to reimburse the Adviser for any fees or expenses waived in previous fiscal years. For the six months ended June 30, 2012, the Adviser earned a fee of $1,022,186 from the Fund. For the six months ended June 30, 2012, the Adviser waived fees and expenses totaling $1,699 for Class I and $825,686 for Class Y. At June 30, 2012, the Fund owed the Adviser $65,011 for its advisory services.

The Fund retains U.S. Bancorp Fund Services, LLC, (“USBFS”) to provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian. The Adviser paid all (but not out-of-pocket expenses) fees payable for administrative, transfer agency and fund accounting services, as well as, all the distributor fees on behalf of the Fund. Quasar Distributors, LLC, (the Distributor) acts as the principal distributor of the Fund’s shares. The Distributor is an affiliate of USBFS.

NOTE 6. INVESTMENTS

For the six months ended June 30, 2012, purchases and sales of investment securities, other than short-term investments (money market funds, futures, options, and reverse repurchase agreements) were as follows:
Amount
Purchases
U.S. Government Obligations	$37,099,894
Other	-

Sales
U.S. Government Obligations	$43,396,446
Other	75,000

NOTE 7. FEDERAL TAX INFORMATION

The following balances for the Fund are as of December 31, 2011, the Fund’s most recent fiscal year end:

Amount
Cost of investments for tax purposes	$201,827,298

Gross tax unrealized appreciation	6,788,626

Gross tax unrealized depreciation	(59,969)

Net tax unrealized appreciation on investments	6,728,657

Undistributed ordinary income	137,455

Undistributed long-term capital gains	-

Total distributable earnings	137,455

Other accumulated gains/(losses)	(17,579,680)

Total accumulated earnings (losses)	$(10,713,568)

As of December 31, 2011, the Fund had $696,744 of post-October losses, which are deferred until January 1, 2012 for tax purposes.  Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

The capital loss carryforwards at December 31, 2011, which may be carried over to offset future capital gains and their year of expiration are as follows:

Capital Loss Carryforward	Expiration
$703,865	12/31/2012
724,416	12/31/2014
1,563,354	12/31/2015
115,204	12/31/2016
3,747,826	12/31/2017
2,671,378	12/31/2018
7,356,893	Unlimited

Under recently enacted legislation, capital losses sustained in the year ended December 31, 2011 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss.  Further, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Under pre-enactment law, capital losses  could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.  Of the $7,356,893 of capital loss carryforwards which do not have an expiration, $2,891,406 are characterized as short-term and $4,465,487 are characterized as long-term.

NOTE 8.  DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid monthly distributions of net investment income totaling $0.07 per share for Class I and $0.08 per share for Class Y during the six months ended June 30, 2012.  The tax character of distributions paid during 2012 and 2011 for the Fund was as follows:

	Six Months Ended		Fiscal Year Ended
	June 30, 2012 (Unaudited)		December 31, 2011
	Class I	Class Y	Class I	Class Y
Distributions paid from:

Ordinary Income	$3,969	$1,694,690	$79,858	$3,508,325
Short-term Capital Gain	-	-	-	-
Long-term Capital Gain	-	-	-	-

NOTE 9. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of June 30, 2012, TD Ameritrade, Inc. owned 100% of the outstanding shares of Class I.  As of June 30, 2012, the School Board of Pasco County, Florida owned 45% of the outstanding shares of Class Y and the School Board of Polk County, Florida owned 29% of the outstanding shares of Class Y.

NOTE 10. RENEWAL OF MANAGEMENT AGREEMENT

Renewal of the management agreement between the Adviser and the Trust (the “Agreement”) was approved by the Board, including each Trustee who is not an interested person of the Trust or an interested party to the Agreement (the “Independent Trustees”), at an in-person meeting held on February 24, 2012.  The Board reviewed and discussed reports comparing the performance and expenses of the Fund to the performance, total operating expenses and advisory fees of other funds with similar objectives and asset levels (the “peer group”).  The Board then reviewed the materials provided by the Adviser in advance of the meeting, which included, among other items, a description of the Adviser’s services to the Fund and other clients, a representation that there have been no changes in the Adviser’s corporate structure or business activities or personnel that would impact services provided to the Fund, a description of the compensation received by the Adviser from the Fund and a discussion concerning the profitability of the Fund to the Adviser (collectively, the “Report”).

As to the nature, extent and quality of the services provided by the Adviser, the Trustees reviewed information provided in the Report regarding the Adviser’s business, personnel and management style.  They noted that the Adviser continued to be proactive in taking steps to compete with other funds, including the use of futures contracts and short sales in an attempt to manage the duration of the Fund, which had been successful in preserving principal, consistent with the Fund’s objective.  They also noted that the Fund has the ability to use reverse repurchase agreements.  Although these investment techniques require more time and diligence from the Adviser, the Trustees noted that the techniques have been instrumental in successfully managing the Fund through varying interest rate environments and yield curves.  For example, the Adviser has used interest rate futures to hedge the Fund’s interest rate-sensitive assets from rising rates while realizing gains when the underlying interest rates rise.  In addition, implementing this type of interest rate futures strategy has allowed the Adviser to maintain the Fund’s competitive yield versus money market funds while not taking significant additional risk to the NAV. The Trustees also noted that they had reviewed the Adviser’s compliance procedures with respect to the Fund, the Adviser’s brokerage policies and a certification from the Adviser regarding its Code of Ethics.  They noted that they had also reviewed the Adviser’s Form ADV Part II, which described the educational and professional background of the Adviser’s investment personnel and reviewed the Adviser’s profit and loss statement for calendar year 2011 and its balance sheet as of December 31, 2011.  The Trustees discussed the terms of the Management Agreement, and concluded that the nature and extent of services required of the Adviser were reasonable and consistent with the Board’s expectations.  The Trustees concluded that the Adviser has the resources to provide high quality advisory services to the Fund.

As for the investment performance for the Adviser, the Trustees reviewed information provided in the Report regarding the performance of the Fund, as compared to a peer group of Short-Term Government Bond Funds (69 funds) and a peer group of Ultrashort Bond Funds (59 funds). Representatives of the Adviser indicated that the Fund falls between the two peer groups, as there is no ultra-short category for Government Funds. The Fund has a duration similar to the Ultrashort Bond Funds (but does not have the credit risk), and has a credit risk similar to Short-Term Government Bond Funds (but has a shorter duration). The representatives indicated that the peer group information had been obtained from Morningstar, and they pointed out that for the 12-month period ended February 13, 2012, the Fund had underperformed the Ultrashort Bond Fund peer group because funds with credit risk performed better, and had underperformed the Short-Term Government Fund peer group because of the Fund’s shorter duration. The representatives pointed out that the Fund’s risk-adjusted return, as measured by its Sharpe ratio, was in the top 60% for the Ultrashort Bond Funds group and top 42% for Short-Term Government Funds. They noted that the Fund will have a better relative Sharpe ratio when rates are going up, and a worse relative Sharpe ratio when rates are stable or going down (as they did in 2011). The representatives also pointed out that the Fund is achieving its returns with substantially less volatility than its competitors. They referred the Trustees to a Morningstar chart showing that the Fund’s standard deviation was ranked in the top 5% for lowest volatility in its Short-Term Government Bond peer group for 2011, and the top 35% in its Ultrashort Bond peer group. The Trustees remarked that the Fund’s relative risk-adjusted returns demonstrated that the Adviser was doing a good job of meeting the Fund’s objective of a high level of income over the long term consistent with preservation of capital. The Trustees also reviewed the information provided in the Report regarding the performance of the Fund as compared to the One-Year Constant Maturing Treasury index (“CMT”), noting that the Fund’s Class I shares had outperformed the CMT over the 3-year, 5-year and since-inception periods. After discussion, the Trustees concluded that the Adviser had performed well overall, particularly as opposed to the CMT index. The Trustees did not consider performance of the Adviser in managing other accounts because there is no other account that uses the same strategy as the Fund.

As to the cost of the services provided by the Adviser, the Trustees noted that because the Adviser continues to pay a large portion of the Fund’s expenses out of the advisory fee, it was more appropriate to compare the Fund’s management fee, net of Fund expenses paid under the waiver arrangement, with the management fees paid by other funds. The Trustees then reviewed the information in the Report showing that the Fund’s blended net fee to the Adviser was 36 basis points in 2011, as compared to the average management fee for each peer group of 37 basis points. The Trustees next reviewed information in the Report showing that the expense ratio of the Fund (after fee waiver and payment of Fund expenses) was comparable to the average expense ratio for the Short-Term Government Bond peer group, which the Trustees thought was the more appropriate comparison given the special expertise and significant time commitment required for the Adviser to manage the Fund’s duration. The Trustees also noted that the Fund’s expense ratio included 9 basis points of expenses related to the litigation with Morgan Stanley. After discussion, the Trustees concluded that the advisory fee and expense ratio were reasonable. The Trustees also reviewed a profitability analysis prepared by the Adviser that detailed the cost to the Adviser of providing services to the Fund and the profitability to the Adviser of the services provided to the Fund. It was the consensus of the Trustees, based on the information provided, that the Adviser’s profitability was reasonable and that there were no significant economies of scale being realized by the Adviser at this time. The Trustees also reviewed information regarding the Adviser’s receipt of research information from brokers with whom Fund transactions are executed and, in particular, soft dollar credits received on transactions executed on behalf of the Fund. The Trustees discussed the value of such research to the Adviser and its use in managing the Fund.

The Board also considered the fact that the Adviser has been waiving fees for the Fund to maintain expenses at current levels and noted that the Adviser had committed to continue to do so for an additional year.

The Trustees also discussed the written materials that they had received before the meeting and the Adviser’s oral presentation and other information that the Board received at the meeting, and deliberated on the approval of the continuation of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. After further discussion, and based upon all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees unanimously determined that the continuation of the Management Agreement for an additional year was in the best interests of the Fund and its shareholders.

PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12 month period ending June 30 of each year are available without charge, upon request by calling the Fund at (866) 329-2673 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited)

WY Funds, Inc. files the Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request by calling the Fund at (866) 329-2673 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

INDEMNIFICATIONS (Unaudited)

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

TRUSTEES AND OFFICERS

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling (866) 329-2673 or by visiting the WY Funds website at www.corefund.net.

TRUSTEES
M. Brent Wertz, Chairman
Douglas Conner
Tammy Evans
Randy K. Sterns

OFFICERS
Mitchell P. York, President
M. Brent Wertz, Treasurer & Secretary
David E. Scott, CCO

FUND ADVISER
Wertz York Capital Management Group, LLC
5502 North Nebraska Avenue
Tampa, FL 33604

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT ACCOUNTANTS
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Mutual Fund Services, 3rd Floor
615 East Michigan Street
Milwaukee, WI 53202

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing. Distributed by Quasar Distributors, LLC, (08/12).

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  WY Funds

By (Signature and Title)* /s/ Mitchell York
                                                   Mitchell York, President

Date  September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mitchell York
                                                   Mitchell York, President

Date  September 6, 2012

By (Signature and Title)* /s/ M. Brent Wertz
                                                   M. Brent Wertz, Treasurer

Date  September 6, 2012

* Print the name and title of each signing officer under his or her signature.